CAPITAL STOCK - Disclosure of detailed information about share-based payment arrangements (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	$ 3,121	$ 2,423
Fair value of stock options vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	2,220	1,676
RSU's vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	695	157
RSU's settled with cash [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	206
Share based compensation [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		407
Share based compensation settled in cash [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		183
General and Administrative Expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,994	1,245
General and Administrative Expenses [Member] | Fair value of stock options vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,241	832
General and Administrative Expenses [Member] | RSU's vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	695	157
General and Administrative Expenses [Member] | RSU's settled with cash [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	58
General and Administrative Expenses [Member] | Share based compensation [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		179
General and Administrative Expenses [Member] | Share based compensation settled in cash [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		77
Project and royalty generation costs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,127	1,178
Project and royalty generation costs [Member] | Fair value of stock options vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	979	844
Project and royalty generation costs [Member] | RSU's vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	0	0
Project and royalty generation costs [Member] | RSU's settled with cash [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	$ 148
Project and royalty generation costs [Member] | Share based compensation [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		228
Project and royalty generation costs [Member] | Share based compensation settled in cash [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments		$ 106